ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
ACCOUNTING PRONOUNCEMENTS
NOTE 3 - ACCOUNTING PRONOUNCEMENTS
Recent Accounting Standard Update Not Yet Adopted
In December 2023, the FASB issued ASU
No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which modifies FASB Accounting Standards Codification 740 to enhance the transparency and decision usefulness of income tax disclosures. ASU
No. 2023-09
is effective on a prospective basis for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of this new guidance and expects to adopt it in the annual report for the fiscal year ending December 31, 2025.
In November 2024, the FASB issued ASU
2024-03,
“Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Disaggregation of Income Statement Expenses.” This update requires public entities to disclose additional information about specific expense categories in the notes to the financial statements on both an interim and annual basis. Subsequently, in January 2025, the FASB issued ASU
2025-01,
“Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic
220-40):
Clarifying the Effective Date. The new guidance is effective for the Company for fiscal years beginning after December 15, 2026, and for interim periods within annual reporting periods beginning after December 15, 2027. It may be applied on a retrospective or prospective basis, with early adoption permitted. The Company is currently evaluating the update to determine the impact on the Company’s disclosures.
Adoption of New Accounting Pronouncements
In November 2023, the FASB issued ASU
2023-07,
“Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures.” The amendments in this ASU improve segment reporting requirements, primarily through enhanced disclosures on significant segment expenses. Other disclosures that the ASU requires public entities to provide include the title and position of the Chief Operating Decision Maker (“CODM”) and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. A public entity should apply the amendments in this ASU retrospectively to all prior periods presented in the financial statements. The Company adopted this ASU for the year ended December 31, 2024, and has disclosed significant expenses reviewed by the CODM for each reportable segment, with no additional significant expenses identified beyond those presented. See Note 15.“Segment and Geographic Data” to the Condensed Consolidated Financial Statements.